UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04797
                                                     ---------

                      Oppenheimer Equity Income Fund, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 01/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--97.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.7%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.1%
Carnival Corp.                                            5,000   $     222,450
--------------------------------------------------------------------------------
McDonald's Corp.                                          5,000         267,750
                                                                  --------------
                                                                        490,200
--------------------------------------------------------------------------------
MEDIA--2.6%
Cinemark Holdings, Inc. 1                               275,000       3,932,500
--------------------------------------------------------------------------------
Time Warner, Inc.                                       450,000       7,083,000
                                                                  --------------
                                                                     11,015,500
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
OfficeMax, Inc. 1                                       180,000       4,458,600
--------------------------------------------------------------------------------
CONSUMER STAPLES--13.0%
--------------------------------------------------------------------------------
BEVERAGES--0.5%
Coca-Cola Co. (The)                                      35,000       2,070,950
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
SUPERVALU, Inc.                                          75,000       2,254,500
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                    90,000       4,579,200
                                                                  --------------
                                                                      6,833,700
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
B&G Foods, Inc.                                         326,250       5,715,900
--------------------------------------------------------------------------------
B&G Foods, Inc., Cl. A                                   24,400         240,340
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                     105,000       2,260,650
                                                                  --------------
                                                                      8,216,890
--------------------------------------------------------------------------------
TOBACCO--9.0%
Altria Group, Inc.                                      290,000      21,987,800
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                              205,000      16,836,650
                                                                  --------------
                                                                     38,824,450
--------------------------------------------------------------------------------
ENERGY--18.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Diamond Offshore Drilling, Inc. 1                         8,750         988,138
--------------------------------------------------------------------------------
Halliburton Co.                                          80,000       2,653,600
--------------------------------------------------------------------------------
Transocean, Inc.                                         25,000       3,065,000
                                                                  --------------
                                                                      6,706,738
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--17.3%
BP plc, ADR                                             150,000       9,562,500
--------------------------------------------------------------------------------
Capital Product Partners LP                             125,800       2,578,900
--------------------------------------------------------------------------------
Chevron Corp.                                            95,000       8,027,500
--------------------------------------------------------------------------------
ConocoPhillips                                          175,000      14,056,000
--------------------------------------------------------------------------------
El Paso Corp.                                           100,000       1,648,000
--------------------------------------------------------------------------------
Kinder Morgan Management LLC 1,2                        399,294      21,561,876
--------------------------------------------------------------------------------
Marathon Oil Corp.                                      132,500       6,207,625
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                              100,000       6,787,000
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR 1,3                           8,750         972,475
--------------------------------------------------------------------------------
Tortoise Energy Capital Corp.                            45,600       1,265,400
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                57,500       1,838,275
                                                                  --------------
                                                                     74,505,551


                    1 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
FINANCIALS--21.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.6%
UBS AG                                                  375,000   $  15,483,750
--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.9%
Wachovia Corp.                                          100,000       3,893,000
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.9%
American Express Co.                                     75,000       3,699,000
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.8%
Bank of America Corp.                                   335,000      14,857,250
--------------------------------------------------------------------------------
Citigroup, Inc.                                         400,000      11,288,000
--------------------------------------------------------------------------------
KKR Financial Holdings LLC                              450,000       7,308,000
                                                                  --------------
                                                                     33,453,250
--------------------------------------------------------------------------------
INSURANCE--6.5%
ACE Ltd.                                                111,250       6,490,325
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                   150,000      15,253,500
--------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 3             75,000       1,476,750
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)            60,000       4,846,200
                                                                  --------------
                                                                     28,066,775
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.1%
Anthracite Capital, Inc. 1                              200,000       1,502,000
--------------------------------------------------------------------------------
Care Investment Trust, Inc.                             175,000       1,890,000
--------------------------------------------------------------------------------
Crystal River Capital, Inc. 1                           175,000       2,453,500
--------------------------------------------------------------------------------
iStar Financial, Inc. 1                                 125,000       3,335,000
                                                                  --------------
                                                                      9,180,500
--------------------------------------------------------------------------------
HEALTH CARE--7.2%
--------------------------------------------------------------------------------
PHARMACEUTICALS--7.2%
Abbott Laboratories                                      62,500       3,518,750
--------------------------------------------------------------------------------
Johnson & Johnson                                       100,000       6,326,000
--------------------------------------------------------------------------------
Novartis AG, ADR                                        110,000       5,567,100
--------------------------------------------------------------------------------
Pfizer, Inc.                                            450,000      10,525,500
--------------------------------------------------------------------------------
Schering-Plough Corp. 3                                 250,000       4,892,500
                                                                  --------------
                                                                     30,829,850
--------------------------------------------------------------------------------
INDUSTRIALS--10.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.9%
Lockheed Martin Corp. 3                                  23,000       2,482,160
--------------------------------------------------------------------------------
Raytheon Co.                                            107,500       7,002,550
--------------------------------------------------------------------------------
United Technologies Corp.                               100,000       7,341,000
                                                                  --------------
                                                                     16,825,710
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Waste Management, Inc.                                    7,500         243,300
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.9%
General Electric Co. 1                                  390,000      13,809,900
--------------------------------------------------------------------------------
Siemens AG, Sponsored ADR                                24,250       3,147,650
                                                                  --------------
                                                                     16,957,550
--------------------------------------------------------------------------------
MACHINERY--1.5%
Joy Global, Inc.                                        100,000       6,305,000
--------------------------------------------------------------------------------
MARINE--1.0%
Eagle Bulk Shipping, Inc. 1                              90,000       2,224,800
--------------------------------------------------------------------------------


                    2 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
MARINE CONTINUED
--------------------------------------------------------------------------------
Paragon Shipping, Inc., Cl. A 1                          50,000   $     930,500
--------------------------------------------------------------------------------
Seaspan Corp. 1                                          35,000       1,054,900
                                                                  --------------
                                                                      4,210,200
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Textainer Group Holdings Ltd. 1                         100,000       1,080,000
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Corning, Inc.                                           225,000       5,415,750
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.8%
Applied Materials, Inc.                                  57,500       1,030,400
--------------------------------------------------------------------------------
Intel Corp.                                              55,000       1,166,000
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                         65,000       2,715,700
--------------------------------------------------------------------------------
Microchip Technology, Inc. 1                             37,500       1,196,625
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR        488,976       4,537,697
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                  42,500       1,314,525
                                                                  --------------
                                                                     11,960,947
--------------------------------------------------------------------------------
SOFTWARE--2.1%
Microsoft Corp.                                         275,000       8,965,000
--------------------------------------------------------------------------------
MATERIALS--2.2%
--------------------------------------------------------------------------------
CHEMICALS--1.5%
BASF SE, Sponsored ADR                                   16,250       2,119,000
--------------------------------------------------------------------------------
Eastman Chemical Co.                                     23,500       1,552,645
--------------------------------------------------------------------------------
PPG Industries, Inc.                                     40,000       2,643,600
                                                                  --------------
                                                                      6,315,245
--------------------------------------------------------------------------------
METALS & MINING--0.7%
Carpenter Technology Corp.                               47,000       2,897,080
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--8.6%
AT&T, Inc.                                              375,000      14,433,750
--------------------------------------------------------------------------------
Citizens Communications Co.                             525,000       6,021,750
--------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc. 1            375,000       5,865,000
--------------------------------------------------------------------------------
FairPoint Communications, Inc. 1                        400,000       4,248,000
--------------------------------------------------------------------------------
Verizon Communications, Inc.                              5,000         194,200
--------------------------------------------------------------------------------
Windstream Corp.                                        550,000       6,385,500
                                                                  --------------
                                                                     37,148,200
--------------------------------------------------------------------------------
UTILITIES--5.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.1%
Cleco Corp. 1                                           235,000       6,074,750
--------------------------------------------------------------------------------
FirstEnergy Corp.                                       100,000       7,122,000
                                                                  --------------
                                                                     13,196,750
--------------------------------------------------------------------------------
ENERGY TRADERS--0.6%
Constellation Energy Group, Inc.                         27,500       2,583,900
--------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Southern Union Co.                                       77,500       2,106,450
--------------------------------------------------------------------------------
MULTI-UTILITIES--1.0%
CenterPoint Energy, Inc.                                127,500       2,041,275
--------------------------------------------------------------------------------
Teco Energy, Inc. 1                                      57,500         958,525
--------------------------------------------------------------------------------


                    3 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES CONTINUED
Wisconsin Energy Corp.                                   30,750   $   1,400,048
                                                                  --------------
                                                                      4,399,848
                                                                  --------------
Total Common Stocks (Cost $433,745,862)                             418,339,634
--------------------------------------------------------------------------------
PREFERRED STOCKS--1.2%
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold,
Inc., 6.75% Cv., Non-Vtg.                                 7,000         929,600
--------------------------------------------------------------------------------
NRG Energy, Inc., 5.75% Cv.                              11,625       3,913,439
--------------------------------------------------------------------------------
Platinum Underwriters Holdings
Ltd., 6% Cv., Series A                                   12,500         385,500
                                                                  --------------
Total Preferred Stocks
(Cost $5,404,206)                                                     5,228,539
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--1.0%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E,
4.54% 4,5 (Cost $4,361,377)                           4,361,377       4,361,377
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED)
(COST $443,511,445)                                                 427,929,550
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED--9.8% 6
--------------------------------------------------------------------------------
Undivided interest of 1.67% in joint
repurchase agreement (Principal Amount/Value
$2,500,000,000, with a maturity value of
$2,500,208,333) with BNP Paribas Securities
Corp., 3%, dated 1/31/08, to be repurchased
at $41,868,421 on 2/1/08, collateralized by
U.S. Agency Mortgages, 0%-6%, 4/1/37- 1/1/38,
with a value of $2,550,000,000 (Cost $41,864,933    $41,864,933      41,864,933
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $485,376,378)           109.3%    469,794,483
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      (9.3)    (39,781,844)

                                                    ----------------------------
NET ASSETS                                                100.0%  $ 430,012,639
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See accompanying Notes.

2. Non-income producing security.

3. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES           GROSS         GROSS             SHARES
                                                         OCTOBER 31, 2007       ADDITIONS    REDUCTIONS   JANUARY 31, 2008
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E              3,483,696      41,586,607    40,708,926          4,361,377

                                                                                                                  DIVIDEND
                                                                                                  VALUE             INCOME
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                          $ 4,361,377   $        167,486

5. Rate shown is the 7-day yield as of January 31, 2008.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                    4 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WRITTEN OPTIONS AS OF JANUARY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                             NUMBER OF   EXPIRATION    EXERCISE
DESCRIPTION                                           TYPE   CONTRACTS         DATE       PRICE       PREMIUM       VALUE
-------------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A            Call         150      2/18/08   $      20   $     3,300   $   3,450
Lockheed Martin Corp.                                 Call          50      2/18/08         115         4,075         500
Petroleo Brasileiro SA, ADR                           Call          50      2/18/08         110        12,600      26,500
Schering-Plough Corp.                                 Call         500      2/18/08          30        10,750          --
Schering-Plough Corp.                                 Call       2,000      5/19/08          30       146,438      10,000
                                                                                                  -----------------------
                                                                                                  $   177,163   $  40,450
                                                                                                  =======================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to


                    5 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended January 31, 2008 was as follows:

                                                   CALL OPTIONS
                                      --------------------------
                                      NUMBER OF       AMOUNT OF
                                      CONTRACTS        PREMIUMS
----------------------------------------------------------------
Options outstanding as of
October 31, 2007                             --  $           --
Options written                           2,800         185,937
Options closed or expired                  (50)          (8,774)
                                      --------------------------
Options outstanding as of
January 31, 2008                          2,750  $      177,163
                                      ==========================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters


                    6 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of January 31, 2008, the Fund had on loan securities valued at $41,658,555. Collateral of $41,895,333 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $       487,866,134
Federal tax cost of other investments                     (177,163)
                                               --------------------
Total federal tax cost                         $       487,688,971
                                               ====================

Gross unrealized appreciation                  $        18,789,623
Gross unrealized depreciation                          (36,724,561)
                                               --------------------
Net unrealized depreciation                    $       (17,934,938)
                                               ====================


                    7 | OPPENHEIMER EQUITY INCOME FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Income Fund, Inc.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008